Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Insurance claims and reserves	$ 524	$ 476
Other, net	8	12
Total deferred tax assets	532	488
Deferred tax liabilities:
Investment securities	(45)	(278)
Deferred policy acquisition costs	(240)	(152)
Insurance claims and reserves transition liability	(79)	(91)
Total deferred tax liabilities	(364)	(521)
Net deferred tax asset (liability)	168
Net deferred tax asset (liability)	0	(33)
Excluding Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	521	447
Other, net	8	15
Total deferred tax assets	529	462
Deferred tax liabilities:
Investment securities	(23)	(9)
Deferred policy acquisition costs	(248)	(243)
Insurance claims and reserves transition liability	(79)	(91)
Total deferred tax liabilities	(350)	(343)
Net deferred tax asset (liability)	179	119
Impact of Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	3	29
Other, net	0	(3)
Total deferred tax assets	3	26
Deferred tax liabilities:
Investment securities	(22)	(269)
Deferred policy acquisition costs	8	91
Insurance claims and reserves transition liability	0	0
Total deferred tax liabilities	(14)	(178)
Net deferred tax asset (liability)	$ (11)	$ (152)